FBR
                                ----------------
                                  Money Market
                                    Portfolio
                                [GRAPHIC OMITTED]
                                       FBR
                                      FUNDS

                               Semi-Annual Report
                                February 28, 1997

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                     Semi-Annual Investment Adviser's Report


     Economic activity continued its sawtooth pattern in the second half of 1996 by dipping sharply in the third quarter but recovering strongly in the last three months. Fourth quarter GDP was initially reported at 4.7%, led by gains in industrial production, capacity utilization and housing. The pace of new job creation also continued strong and market sentiment began to focus on the possibility that wage pressures might raise inflation. For the year, both the consumer and producer price indices showed gains of about 3%, however, the core rates, excluding the more volatile food and energy components were less troubling. The Federal Reserve maintained a close watch over the markets and was often thought to be on the verge of tightening monetary policy. This increased the volatility of short-term rates during the period, but no change in monetary policy was effected. The Fed's strongest impact on the markets was in early December when the chairman spoke of the "irrational exuberance" that existed and warned investors of sudden changes in fortune. The markets weakened for a short while, but by the middle of February, the Dow Jones Industrial Average, for example, had another added 600 points to its upward climb.

     Short-term taxable interest rates continued to trade off of the 5.25% federal funds rate, but near-term fluctuations were volatile and the yield curve took on varying degrees of positive slope depending on the perceived timing of a Fed tightening. As also usually happens, year-end pressures pushed yields on one and two-month obligations to temporary highs, as issuers tried to induce investors to put money into early 1997. This increase in rates provided opportunity for the funds to enhance portfolio yields by extending that portion of their cash that was not needed to provide year-end liquidity. The effect of these actions late in the year was a gradual lengthening in the funds' average weighted maturities to a 40-day target for the government portfolio and a 55-day target for the money market portfolio.

     Yields in the tax-exempt market were a function of supply and demand during the year. With Fed policy on hold, most municipal funds were defensive, preferring shorter maturities in anticipation of higher rates in the future. Short-term tax-free yields did rise in the third quarter as new issuance from states and local governments caused inventory to swell. After-tax yields rose to attractive levels and tax-free funds tended to extend their maturities by buying beyond the first two months of the year when short-term yields are typically low. New York City was a large participant in the second half of 1996, issuing $800 million in tax anticipation notes in August and $1.6 billion revenue anticipation notes in October. Overall, tax-exempt money market funds experienced record growth during the last year, closing February at about $147 billion, as reported in IBC'S MONEY FUND REPORT, versus $135 billion a year ago.

     Looking ahead, the course of monetary policy will be closely watched and hotly debated. Chairman Greenspan has already warned the markets about a "preemptive strike" on interest rates to prevent a rekindling of inflation. The economy appears to be expanding at a 2.5-3.0% pace and inflation continues to hover around 3.0%. In this environment, short-term rates could well remain at current levels for some time, however, there is a clear bias, on the part of the Fed, to tighten monetary policy.

                     PNC Institutional Management Corporation
                     (Please dial toll-free 800-447-1139 for questions regarding your account or contact your broker.)

[GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                          FEBRUARY 28, 1997 (UNAUDITED)

                                                      PAR
                                                     (000)        VALUE
                                                    -------  --------------
AGENCY OBLIGATIONS--3.9%
Federal Home Loan Bank Discount
   Notes
   5.300% 03/03/97 .........................       $ 75,000 $   74,977,917
                                                            --------------
Student Loan Marketing Association(DAGGER)
   5.330% 03/04/97 .........................         10,000     10,000,000
   5.340% 03/04/97 .........................         10,000     10,000,000
                                                            --------------
                                                                20,000,000
                                                            --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $94,977,917) ..................                    94,977,917
                                                            --------------
CERTIFICATES OF DEPOSIT--34.2%
BANK NOTES--12.2%
Bankers Trust Co.
   5.530% 08/01/97 .........................         50,000     50,002,068
Chase Manhattan Bank-Delaware
   5.550% 07/15/97 .........................         50,000     50,000,000
   5.530% 07/28/97 .........................         50,000     50,000,000
First National Bank of Boston
   5.500% 03/17/97 .........................         25,000     25,000,000
   5.600% 04/01/97 .........................         25,000     25,000,000
   5.460% 08/06/97 .........................         50,000     50,000,000
Mellon Bank N.A
   6.030% 09/23/97 .........................         25,000     25,017,286
Wilmington Trust Co.
   5.400% 03/24/97 .........................         25,000     25,000,000
                                                            --------------
                                                               300,019,354
                                                            --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--22.0%
Bank of Tokyo-Mitsubishi
   5.580% 04/30/97 .........................         50,000     50,000,000
   5.540% 06/11/97 .........................         20,000     20,001,804
Banque Nationale de Paris
   5.370% 05/14/97 .........................         50,000     50,003,657
Industrial Bank of Japan
   5.500% 04/16/97 .........................         50,000     50,000,000
Royal Bank of Canada
   5.320% 03/03/97(DAGGER) .................         25,000     24,980,486
   5.510% 04/30/97 .........................         74,000     74,008,032
Sanwa Bank Ltd Japan
   5.450% 03/06/97 .........................         50,000     50,000,138


                                                         PAR
                                                        (000)         VALUE
                                                       -------    --------------


YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale
   5.600% 04/07/97 .........................      $     25,000      $ 25,000,000
   5.780% 08/20/97 .........................            21,000        21,006,543
   5.600% 09/19/97 .........................            50,000        50,000,000
   5.770% 01/09/98 .........................            25,000        24,991,763
Sumitomo Bank
   5.500% 04/14/97 .........................            25,000        25,000,000
Svenska Handelsbanken Inc.
   5.350% 05/27/97 .........................            25,000        25,000,000
   5.360% 05/27/97 .........................            25,000        24,999,404
Swedbank
   5.630% 03/25/97 .........................            25,000        25,000,162
                                                                  --------------
                                                                     539,991,989
                                                                  --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $840,011,343) .................                         840,011,343
                                                                  --------------

COMMERCIAL PAPER--38.5%
ASSET BACKED SECURITIES--9.6%
Asset Securitization Co-Op Corp.
   5.310% 03/11/97 .........................            50,000        49,926,250
   5.305% 03/12/97 .........................            50,000        49,918,951
Corporate Receivables Corp.
   5.300% 04/07/97 .........................            25,000        24,863,819
Cxc, Inc.
   5.350% 03/20/97 .........................            40,000        39,887,056
Sigma Finance, Inc.
   5.410% 03/03/97 .........................            50,870        50,854,711
   5.370% 04/04/97 .........................            20,000        19,898,567
                                                                  --------------
                                                                     235,349,354
                                                                  --------------
BANKS--3.6%
ABN-AMRO N.A. Finance Inc.
   5.275% 06/09/97 .........................            25,000        24,633,681
Morgan (J.P.) & Co.
   5.360% 07/17/97 .........................            25,000        24,486,333
Swedbank Inc.
   5.400% 07/07/97 .........................            40,000        39,232,000
                                                                  --------------
                                                                      88,352,014
                                                                  --------------
FINANCE LESSORS--2.0%
General Electric Capital Corp.
   5.340% 04/28/97 .........................            50,000        49,569,833
                                                                  --------------


The accompanying notes are an integral part of the financial statements.

                                                               [GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)

                                                           PAR
                                                          (000)       VALUE
                                                         -------  --------------
FINANCE SERVICES--6.3%
Countrywide Funding Corp.
   5.350% 03/20/97 .............................        $ 50,000  $   49,858,819
Dakota Certificates Program
   5.300% 05/12/97 .............................          30,000      29,682,000
   5.330% 05/15/97 .............................          26,500      26,205,740
   5.300% 05/20/97 .............................          50,000      49,411,111
                                                                  --------------
                                                                     155,157,670
                                                                  --------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.0%
Newell Co.
   5.330% 03/06/97 .............................          50,000      49,962,986
                                                                  --------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--1.1%
Toshiba International Finance (UK)
   PLC
   5.360% 03/24/97 .............................          26,700      26,608,567
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--3.0%
General Motors Acceptance Corp.
   5.500% 03/03/97 .............................          35,000      34,989,306
   5.390% 06/30/97 .............................          40,000      39,275,344
                                                                  --------------
                                                                      74,264,650
                                                                  --------------
SECURITY BROKERS & DEALERS--7.1%
Lehman Brothers Holdings Inc.
   5.420% 03/17/97 .............................          50,000      49,879,556
Merrill Lynch & Co.
   5.300% 08/14/97 .............................          50,000      48,778,056
Morgan Stanley Group, Inc.
   5.450% 03/24/97 .............................          25,000      24,912,951
Nomura Holding America, Inc.
   5.350% 03/10/97 .............................          25,000      24,966,562
   5.370% 05/14/97 .............................          25,000      24,724,042
                                                                  --------------
                                                                     173,261,167
                                                                  --------------
SERVICES - AUTO RENT & LEASE--2.0%
PHH Corp.
   5.280% 04/21/97 .............................          50,000      49,626,000
                                                                  --------------


                                                          PAR
                                                         (000)         VALUE
                                                        -------     ------------
TELEPHONE COMMUNICATIONS--1.8%
MCI Communications Corp.
   5.320% 04/30/97 ...........................         $ 20,000   $   19,822,667
   5.470% 04/30/97 ...........................           25,000       24,772,083
                                                                  --------------
                                                                      44,594,750
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $946,746,991) ...................                       946,746,991
                                                                  --------------
CORPORATE OBLIGATIONS--8.3%
FINANCE LESSORS--1.4%
IBM Credit Corp.
   5.740% 08/14/97 ...........................           15,000       15,012,217
   5.700% 10/27/97 ...........................           20,000       19,996,338
                                                                  --------------
                                                                      35,008,555
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--1.2%
General Motors Acceptance Corp.
   7.900% 03/12/97 ...........................           14,750       14,761,470
   5.625% 10/30/97 ...........................           15,000       14,994,092
                                                                  --------------
                                                                      29,755,562
                                                                  --------------
SECURITY BROKERS & DEALERS--5.7%
Bear Stearns Companies, Inc.
   5.290% 03/11/97 ...........................           20,000       20,000,000
   5.405% 03/24/97(DAGGER) ...................           50,000       50,000,000
   5.860% 01/20/98 ...........................           20,000       20,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.600% 03/06/97 ...........................           50,000       50,000,000
                                                                  --------------
                                                                     140,000,000
                                                                  --------------
     TOTAL CORPORATE
       OBLIGATIONS
       (Cost $204,764,117) ...................                       204,764,117
                                                                  --------------
MUNICIPAL BONDS--5.3%
CALIFORNIA--0.5%
Adventist Health Systems West
   Series 1988(DAGGER)
   5.500% 03/05/97 ...........................           12,425       12,425,000
                                                                  --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue(DOUBLE DAGGER)
   5.400% 03/05/97 ...........................            2,900        2,900,000
                                                                  --------------


The accompanying notes are an integral part of the financial statements.

[GRAPHIC OMITTED]
                                 BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------

GEORGIA--0.4%
De Kalb County Georgia Development
   Authority Series 1995 B (Emory
   University Project)(DOUBLE DAGGER)
   5.400% 02/28/97 ...........................         $  9,840   $    9,840,000
                                                                  --------------
ILLINOIS--0.7%
Barton Healthcare Taxable Revenue
   Bonds Series 1995(DAGGER)
   5.450% 03/05/97 ...........................           12,155       12,155,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992(DOUBLE DAGGER)
   5.600% 03/05/97 ...........................              600          600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville Corp. Project)
   Series 1993-B(DOUBLE DAGGER)
   5.450% 03/05/97 ...........................            4,400        4,400,000
                                                                  --------------
                                                                      17,155,000
                                                                  --------------
INDIANA--0.3%
Bremen, Inc. Taxable Adjustable Rate
   Note Series 1996 B (Cleveland)
   5.540% 03/05/97 ...........................            6,000        6,000,000
                                                                  --------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B VRDN(DAGGER)
   5.450% 03/05/97 ...........................            4,200        4,200,000
                                                                  --------------
MINNESOTA--0.2%
Fairview Hospital And Healthcare
   Services Taxable ADJ Convertible
   Extendable Securities Series 1994
   (MBIA-INS.) VRDN(DAGGER)
   5.500% 03/06/97 ...........................            4,900        4,900,000
                                                                  --------------
MISSISSIPPI--1.3%
Hinds County, Mississippi
   IDRB VRDN(DAGGER)
   5.400% 03/05/97 ...........................            3,315        3,315,000

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   IDR (Dana Lighting Project)
   Series 1995, Orlando
   5.400% 03/07/97 .............................        $  6,700  $    6,700,000
Mississippi Business Finance Corp.
   Taxable IDR Series 1994 (Bryan
   Foods, Inc. Project) VRDN(DAGGER)
   5.450% 03/05/97 .............................          14,000      14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Series 1995
   5.400% 03/07/97 .............................           7,800       7,800,000
                                                                  --------------
                                                                      31,815,000
                                                                  --------------
NEW YORK--0.5%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable
   Securities Series 1990 VRDN(DAGGER)
   5.400% 03/05/97 .............................           5,500       5,500,000
Health Insurance Plan of Greater NY
   adj/Convertible Extendable
   Securities VRDN(DAGGER)
   5.400% 03/05/97 .............................           6,800       6,800,000
                                                                  --------------
                                                                      12,300,000
                                                                  --------------
NORTH CAROLINA--0.5%
City of Asheville North Carolina
   Tax Corp.
   5.350% 03/05/97 .............................          12,700      12,700,000
Community Health Systems, Inc.
   Taxable First Union National Bank
   of North Carolina Series 1991-A(DAGGER)
   5.650% 03/05/97 .............................             400         400,000
                                                                  --------------
                                                                      13,100,000
                                                                  --------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   (Rohr Industries Project)
   Series 1990 VRDN(DAGGER)
   5.450% 03/05/97 .............................          14,800      14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $129,435,000) .....................                     129,435,000
                                                                  --------------


The accompanying notes are an integral part of the financial statements.

                                                               [GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                          FEBRUARY 28, 1997 (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
TIME DEPOSITS--5.4%
Bank of Tokyo-Mitsubishi
   5.313% 03/07/97 ...................................  $ 50,000  $   50,000,000
First Union National Bank of NC
   5.438% 03/03/97 ...................................    81,900      81,900,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $131,900,000) ...........................               131,900,000
                                                                  --------------
REPURCHASE AGREEMENTS--4.1%
J. P. Morgan Securities
   (Agreement dated 02/28/97 to be
   repurchased at 100,044,583,
   collateralized by $78,387,000 U.S.
   Treasury Bond 10.375% due 11/15/12.
   Market value of collateral is $102,001,084.)
   5.350% 03/03/97 ...................................   100,000     100,000,000
                                                                  --------------
     TOTAL REPURCHASE
       AGREEMENTS
       (Cost $100,000,000) ...........................               100,000,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,447,835,368*) ............................             2,447,835,368
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ..............................                 7,752,170

                                                                       VALUE
                                                                  --------------
NET ASSETS (Applicable to
   1,250,395,889 Bedford shares,
   276,583 Cash Preservation shares,
   662,915,523 Janney Montgomery
   Scott shares, 542,045,165 Sansom
   Street shares and 800 other
   shares)-- 100.0% ..................................            $2,455,587,538
                                                                  ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,455,587,538 / 2,455,633,960) ..................                     $1.00
                                                                           =====

* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 1997 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.
INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue


The accompanying notes are an integral part of the financial statements.

[GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FEBRUARY 28, 1997 (UNAUDITED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME
   Interest ............................    $63,652,960
                                            -----------
EXPENSES
   Investment advisory fees ............      4,223,251
   Distribution fees ...................      5,122,193
   Service organization fees ...........        243,692
   Directors' fees .....................         25,579
   Custodian fees ......................        187,903
   Transfer agent fees .................      1,705,771
   Legal fees ..........................         52,110
   Audit fees ..........................         28,583
   Registration fees ...................        274,999
   Insurance expense ...................         23,132
   Printing fees .......................        191,494
                                            -----------
                                             12,078,707
   Less fees waived ....................     (1,835,454)
   Less expense reimbursement by advisor       (235,953)
                                            -----------
      Total expenses ...................     10,007,300
                                            -----------
Net investment income ..................     53,645,660
                                            -----------
Realized loss on investments ...........        (12,909)
                                            -----------
Net increase in net assets resulting
   from operations .....................    $53,632,751
                                            ===========

STATEMENT OF CHANGES IN NET ASSETS
                                         FOR THE            FOR THE
                                     SIX MONTHS ENDED      YEAR ENDED
                                    FEBRUARY 28, 1997   AUGUST 31, 1996
                                    -----------------   ---------------
                                       (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income .........    $   53,645,660     $  100,027,983
   Net loss on investments .......           (12,909)           (12,987)
                                      --------------     --------------
   Net increase in net assets
     resulting from
     operations ..................        53,632,751        100,014,996
                                      --------------     --------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0226 and
     $.0469, respectively,
     per share) ..................       (26,644,363)       (49,874,649)
   Cash Preservation shares
     ($.0229 and $.0471,
     respectively, per share) ....            (4,493)           (10,092)
   Janney Montgomery Scott
     shares ($.0224 and
     $.0465, respectively,
     per share) ..................       (13,747,392)       (24,434,566)
   RBB shares ($.0218 and
     $.0465, respectively,
     per share) ..................            (1,286)            (2,630)
   Sansom Street shares ($.0250
     and $.0518, respectively,
     per share) ..................       (13,248,126)       (25,706,046)
                                      --------------     --------------
     Total dividends to
       shareholders ..............       (53,645,660)      (100,027,983)
                                      --------------     --------------
Net capital share
   transactions ..................       259,777,009        374,464,737
                                      --------------     --------------
Total increase in net assets .....       259,764,100        374,451,750
Net Assets:
   Beginning of period ...........     2,195,823,438      1,821,371,688
                                      --------------     --------------
   End of period .................    $2,455,587,538     $2,195,823,438
                                      ==============     ==============

The accompanying notes are an integral part of the financial statements.

                                                               [GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             FINANCIAL HIGHLIGHTS(b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                               FOR THE
                                             SIX MONTHS
                                                ENDED            FOR THE            FOR THE           FOR THE           FOR THE
                                          FEBRUARY 28, 1997     YEAR ENDED         YEAR ENDED       YEAR  ENDED       YEAR ENDED
                                             (UNAUDITED)      AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST  31, 1993
                                          -----------------   ---------------   ---------------   ---------------   ----------------
Net asset value, beginning of period .....   $     1.00          $     1.00         $   1.00          $   1.00         $   1.00
                                             ----------          ----------         --------          --------         --------
Income from investment operations:
  Net investment income ..................       0.0226              0.0469           0.0486            0.0278           0.0243
  Net gains on securities
   (both realized and unrealized) ........           --                  --               --                --               --
                                             ----------          ----------         --------          --------         --------
     Total from investment operations ....       0.0226              0.0469           0.0486            0.0278           0.0243
                                             ----------          ----------         --------          --------         --------
Less distributions
  Dividends (from net investment income) .      (0.0226)            (0.0469)         (0.0486)          (0.0278)         (0.0243)
  Distributions (from capital gains) .....           --                  --               --                --               --
                                             ----------          ----------         --------          --------         --------
     Total distributions .................      (0.0226)            (0.0469)         (0.0486)          (0.0278)         (0.0243)
                                             ----------          ----------         --------          --------         --------
Net asset value, end of period ...........   $     1.00          $     1.00         $   1.00          $   1.00         $   1.00
                                             ==========          ==========         ========          ========         ========
Total Return .............................      4.64%(c)              4.79%            4.97%             2.81%            2.46%
Ratios /Supplemental Data
  Net assets, end of period (000) ........   $1,250,379          $1,109,334         $935,821          $710,737         $782,153
  Ratios of expenses to average net assets       .97%(a)(c)          .97%(a)          .96%(a)           .95%(a)          .95%(a)
  Ratios of net investment income to
   average net assets ....................      4.55%(c)              4.69%            4.86%             2.78%            2.43%


                                            MONEY MARKET PORTFOLIO
                                            ----------------------
                                                  FOR THE
                                                 YEAR ENDED
                                               AUGUST 31, 1992
                                               ---------------
Net asset value, beginning of period .....         $   1.00
                                                   --------
Income from investment operations:
  Net investment income ..................           0.0375
  Net gains on securities
   (both realized and unrealized) ........           0.0007
                                                   --------
     Total from investment operations ....           0.0382
                                                   --------
Less distributions
  Dividends (from net investment income) .          (0.0375)
  Distributions (from capital gains) .....          (0.0007)
                                                   --------
     Total distributions .................          (0.0382)
                                                   --------
Net asset value, end of period ...........         $   1.00
                                                   ========
Total Return .............................            3.89%
Ratios /Supplemental Data
  Net assets, end of period (000) ........         $736,842
  Ratios of expenses to average net assets           .95%(a)
  Ratios of net investment income to
   average net assets ....................            3.75%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.13% annualized for the six months ended February 28, 1997, 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and
     1992 respectively.
(b) Financial highlights relate solely to the Bedford Class of shares within the portfolio.
(c)  Annualized.

The accompanying notes are an integral part of the financial statements.

[GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 1997 (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (The "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

The Fund has authorized capital of thirty billion shares of common stock of which 13.48 billion shares are currently classified into seventy-seven classes. Each class represents an interest in one of nineteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/I Family, the Boston Partners Family and the Bradford Family. The Bedford Family represents interests in the four portfolios, one of which is covered in this report.

A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

B) SECURITY TRANSACTIONS ANDINVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

D) FEDERALINCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                               [GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Pursuant to the Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
                    .45% of first $250 million of net assets;
                    .40% of next $250 million of net assets;
                    .35% of net assets in excess of $500 million.

PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1997, advisory fees and waivers for the investment portfolio were as follows:

          GROSS                                               NET
      ADVISORY FEES                WAIVERS               ADVISORY FEES
      -------------             ------------             -------------
       $4,223,251               $(1,828,828)               $2,394,423

PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1997, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                     GROSS                         NET
                                TRANSFER AGENCY              TRANSFER AGENCY
                                      FEE          WAIVER          FEE
                                 -------------- ------------ --------------
   Bedford Class ...............   $  910,000    $     --      $  910,000
   Cash Preservation Class .....        5,504        (2,975)        2,529
   Janney Montgomery Scott Class      601,086          --         601,086
   RBB Class ...................        3,750        (3,651)           99
   Sansom Street Class .........      185,431          --         185,431
                                   ----------    ----------    ----------
       Total ...................   $1,705,771    $   (6,626)   $1,699,145
                                   ==========    ==========    ==========

[GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities, Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to
 .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

For the six months ended February 28, 1997, distribution fees for each class were as follows:



                                               DISTRIBUTION
                                                    FEE
                                              -------------
                Bedford Class ...............   $3,125,194
                Cash Prevention Class .......          393
                Janney Montgomery Scott Class    1,825,638
                RBB Class ...................          114
                Sansom Street Class .........      170,854
                                                ----------
                      Total: ................   $5,122,193
                                                ==========

The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1997, service organization fees were $243,692 for the Money Market Portfolio.

                                                               [GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)

NOTE 3. CAPITAL SHARES

Transactions in capital shares (at $1.00 per capital share) for each period were as follows:


                                                    MONEY MARKET PORTFOLIO
                                              ----------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED       FOR THE
                                              FEBRUARY 28, 1997   YEAR ENDED
                                                 (UNAUDITED)    AUGUST 31, 1996
                                              ----------------- ---------------
                                                    VALUE            VALUE
                                              ----------------- ---------------
Shares sold:
     Bedford Class ........................    $ 2,056,550,608  $ 3,797,592,288
     Bradford Class .......................                 --               --
     Cash Preservation Class ..............            127,911          122,344
     Janney Montgomery Scott Class ........      1,459,413,851    2,359,936,867
     RBB Class ............................              4,744          584,206
     Sansom Street Class ..................        911,854,917    2,191,596,362

Shares issued in reinvestment of dividends:
     Bedford Class ........................         26,659,535       49,290,088
     Bradford Class .......................                 --               --
     Cash Preservation Class ..............              4,494           10,084
     Janney Montgomery Scott Class ........         13,870,907       24,077,173
     RBB Class ............................              1,361            2,625
     Sansom Street Class ..................          9,516,045       18,389,361

Shares repurchased:
     Bedford Class ........................     (1,942,165,988)  (3,673,362,904)
     Bradford Class .......................                 --               --
     Cash Preservation Class ..............            (58,181)        (165,733)
     Janney Montgomery Scott Class ........     (1,372,242,482)  (2,265,789,890)
     RBB Class ............................            (67,517)        (580,821)
     Sansom Street Class ..................       (903,693,196)  (2,127,237,313)
                                               ---------------  ---------------
     Net increase .........................    $   259,777,009  $   374,464,737
                                               ===============  ===============
     Bedford Shares authorized ............      1,500,000,000    1,500,000,000
                                               ===============  ===============

[GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)



NOTE 4. NET ASSETS

At February 28, 1997, net assets consisted of the following: (Unaudited)

                                                           MONEY MARKET
                                                            PORTFOLIO
                                                        ----------------
          Capital Paid-In
            Bedford Class ............................   $ 1,250,395,889
            Cash Preservation Class ..................           276,583
            Janney Montgomery Scott Class ............       662,915,523
            Sansom Street Class ......................       542,045,165
            Other Classes ............................               800
          Accumulated Net Realized Loss on Investments
            Bedford Class ............................           (23,975)
            Cash Preservation Class ..................                (4)
            Janney Montgomery Scott Class ............           (11,305)
            Sansom Street Class ......................           (11,138)
                                                         ---------------
                                                         $ 2,455,587,538
                                                         ===============

                                                               [GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS

The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, RBB, and Sansom Street. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain other classes are as follows:

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                                                        MONEY MARKET PORTFOLIO
                                                         -----------------------------------------------------
                                                              FOR THE                         FOR THE PERIOD
                                                            SIX MONTHS           FOR THE      JUNE 12, 1995
                                                               ENDED               YEAR       (COMMENCEMENT
                                                         FEBRUARY 28, 1997         ENDED     OF OPERATIONS) TO
                                                            (UNAUDITED)      AUGUST 31, 1996  AUGUST 31, 1995
                                                         -----------------  ----------------  ----------------
Net asset value,
   beginning of period .................................      $   1.00           $   1.00         $   1.00
                                                              --------           --------         --------
Income from investment operations:
Net investment income ..................................        0.0224             0.0465           0.0112
                                                              --------           --------         --------
     Total from investment operations ..................        0.0224             0.0465           0.0112
                                                              --------           --------         --------
Less distributions
   Dividends (from net investment income) ..............       (0.0224)           (0.0465)         (0.0112)
                                                              --------           --------         --------
     Total distributions ...............................       (0.0224)           (0.0465)         (0.0112)
                                                              --------           --------         --------
Net asset value, end of period .........................      $   1.00           $   1.00         $   1.00
                                                              ========           ========         ========
Total Return ...........................................       4.62%(b)             4.76%          5.30%(b)
Ratios /Supplemental Data
   Net assets, end of period (000) .....................      $662,899           $561,865         $443,645
   Ratios of expenses to average net assets ............    1.00%(a)(b)           1.00%(a)      1.00%(a)(b)
   Ratios of net investment income to average net assets       4.52%(b)             4.65%          5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.24% annualized for the six months ended February 28, 1997, and 1.23%, 1.23% for the years ended August 31, 1996 and 1995, respectively.

(b)  Annualized.

[GRAPHIC OMITTED]
                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                             MONEY MARKET PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS
                                                  ENDED            FOR THE          FOR THE          FOR THE          FOR THE
                                            FEBRUARY 28, 1997     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                               (UNAUDITED)     AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                            -----------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of period .....       $   1.00          $   1.00         $   1.00         $   1.00         $   1.00
                                                 --------          --------         --------         --------         --------
Income from investment operations:
  Net investment income ..................         0.0250            0.0518           0.0543           0.0334           0.0304
  Net gains on securities
   (both realized and unrealized) ........             --                --               --               --               --
                                                 --------          --------         --------         --------         --------
     Total from investment operations ....         0.0250            0.0518           0.0543           0.0334           0.0304
                                                 --------          --------         --------         --------         --------
Less distributions
  Dividends (from net investment income) .        (0.0250)          (0.0518)         (0.0543)         (0.0334)         (0.0304)
  Distributions (from capital gains) .....             --                --               --               --               --
                                                 --------          --------         --------         --------         --------
     Total distributions .................        (0.0250)          (0.0518)         (0.0543)         (0.0334)         (0.0304)
                                                 --------          --------         --------         --------         --------
Net asset value, end of period ...........       $   1.00          $   1.00         $   1.00         $   1.00         $   1.00
                                                 ========          ========         ========         ========         ========
Total Return .............................        5.15%(b)            5.30%            5.57%            3.39%            3.08%
Ratios /Supplemental Data
  Net assets, end of period (000) ........       $542,034          $524,359         $441,614         $373,745         $190,794
  Ratios of expenses to average net assets      .49%(a)(b)           .48%(a)          .39%(a)          .39%(a)          .34%(a)
  Ratios of net investment income to
   average net assets ....................        5.03%(b)            5.18%            5.43%            3.34%            3.04%

                                         MONEY MARKET PORTFOLIO
                                         ----------------------
                                                FOR THE
                                               YEAR ENDED
                                            AUGUST 31, 1992
                                            ---------------
Net asset value, beginning of period .....      $   1.00
                                                --------
Income from investment operations:
  Net investment income ..................        0.0435
  Net gains on securities
   (both realized and unrealized) ........        0.0007
                                                --------
     Total from investment operations ....        0.0442
                                                --------
Less distributions
  Dividends (from net investment income) .       (0.0435)
  Distributions (from capital gains) .....       (0.0007)
                                                --------
     Total distributions .................       (0.0442)
                                                --------
Net asset value, end of period ...........      $   1.00
                                                ========
Total Return .............................         4.51%
Ratios /Supplemental Data
  Net assets, end of period (000) ........      $228,079
  Ratios of expenses to average net assets        .35%(a)
  Ratios of net investment income to
   average net assets ....................         4.35%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .66% for six months ended February 28, 1997, .65%, .59%, .60%, .60% and .61% for the years ended
     August 31, 1996, 1995, 1994, 1993 and 1992 respectively.

(b)  Annualized.

      INVESTMENT ADVISER
           PNC Institutional Management Corporation
           Wilmington, Delaware

      CUSTODIAN
           PNC Bank, National Association
           Philadelphia, Pennsylvania

      TRANSFER AGENT
           PFPC Inc.
           Wilmington, Delaware

      COUNSEL
           Drinker Biddle & Reath
           Philadelphia, Pennsylvania

      INDEPENDENT ACCOUNTANTS
           Coopers & Lybrand L.L.P.
           Philadelphia, Pennsylvania